Property, plant and equipment	12 Months Ended
Mar. 31, 2018
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Property, plant and equipment
12.	Property, plant and equipment

Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Total
	(In millions)
Cost as at April 1, 2017	Rs.	146,419.0	Rs.	791,127.5	Rs.	2,989.0	Rs.	19,466.4	Rs.	12,223.1	Rs.	4,233.6	Rs.	976,458.6
Additions		34,576.8		156,105.9		1,340.2		2,708.2		1,464.3		—		196,195.4
Asset acquired in business combination		21.6		2.2		—		131.2		427.3		—		582.3
Assets classified as held for sale		(1,273.1)		(3,675.3)		(38.8)		(1,606.9)		(407.3)		—		(7,001.4)
Write down of assets		—		(5,368.2)		—		—		—		(1,100.6)		(6,468.8)
Currency translation differences		16,380.8		83,892.9		114.6		1,436.4		1,218.2		500.0		103,542.9
Disposal		(93.7)		(29,661.3)		(563.5)		(834.4)		(631.8)		(86.1)		(31,870.8)

Cost as at March 31, 2018		196,031.4		992,423.7		3,841.5		21,300.9		14,293.8		3,546.9		1,231,438.2

Accumulated Depreciation as at April 1, 2017		(24,775.8)		(388,261.8)		(1,832.6)		(11,673.6)		(6,016.6)		—		(432,560.4)
Depreciation for the year		(6,560.6)		(97,363.3)		(483.8)		(1,869.4)		(1,343.8)		—		(107,620.9)
Assets classified as held for sale		340.5		1,160.3		25.8		955.6		133.6		—		2,615.8
Write down of assets		—		3,890.8		—		—		—		—		3,890.8
Currency translation differences		(2,181.0)		(37,328.0)		(62.1)		(519.1)		(543.4)		—		(40,633.6)
Disposal		27.8		27,556.0		493.5		774.3		570.9		—		29,422.5

Accumulated Depreciation as at March 31, 2018		(33,149.1)		(490,346.0)		(1,859.2)		(12,332.2)		(7,199.3)		—		(544,885.8)

Net carrying amount as at March 31, 2018	Rs.	162,882.3	Rs.	502,077.7	Rs.	1,982.3	Rs.	8,968.7	Rs.	7,094.5	Rs.	3,546.9	Rs.	686,552.4
Capital work-in-progress														163,891.7

Total													Rs.	850,444.1

													US$	13,048.6

Cost as at April 1, 2016	Rs.	151,738.8	Rs.	790,647.8	Rs.	2,790.4	Rs.	18,131.6	Rs.	12,396.4	Rs.	4,977.8	Rs.	980,682.8
Additions		11,796.2		94,006.5		529.3		3,182.6		1,433.5		14.8		110,962.9
Write down of assets		—		—		—		—		—		—		—
Currency translation differences		(16,112.7)		(88,612.9)		(115.4)		(1,375.9)		(1,312.1)		(759.0)		(108,288.0)
Disposal		(1,003.3)		(4,913.9)		(215.3)		(471.9)		(294.7)		—		(6,899.1)

Cost as at March 31, 2017		146,419.0		791,127.5		2,989.0		19,466.4		12,223.1		4,233.6		976,458.6
Accumulated Depreciation as at April 1, 2016		(21,900.4)		(341,171.9)		(1,580.7)		(10,648.8)		(5,438.5)		—		(380,740.3)
Depreciation for the year		(5,229.4)		(85,693.0)		(471.2)		(1,816.7)		(1,346.6)		—		(94,556.9)
Write down of assets		—		(1,020.4)		—		—		—		—		(1,020.4)
Currency translation differences		1,841.6		35,933.7		47.9		411.1		507.2		—		38,741.5
Disposal		512.4		3,689.8		171.4		380.8		261.3		—		5,015.7

Accumulated Depreciation as at March 31, 2017		(24,775.8)		(388,261.8)		(1,832.6)		(11,673.6)		(6,016.6)		—		(432,560.4)

Net carrying amount as at March 31, 2017	Rs.	121,643.2	Rs.	402,865.7	Rs.	1,156.4	Rs.	7,792.8	Rs.	6,206.5	Rs.	4,233.6	Rs.	543,898.2
Capital work-in-progress														107,301.2

Total													Rs.	651,199.4

Notes:

1.	Net carrying amounts of property, plant and equipment under finance lease arrangements were as follows:

	As at March 31,
	2018		2018		2017
	(In millions)
Buildings	US$	5.8	Rs.	378.5	Rs.	1,139.7
Plant and equipment		10.6		693.2		559.2
Computers		1.9		121.0		155.2

Total	US$	18.3	Rs.	1,192.7	Rs.	1,854.1

2.	Land and buildings includes freehold land of Rs. 30,097.9 million and Rs. 24,921.4 million as at March 31, 2018 and 2017, respectively.

3.	In Fiscal 2017, the Company revised useful life of certain plant and equipment resulting in additional depreciation of Rs. 7,037.2 million.